Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Beginning balance	$ 128,106	$ 40,012
Additions	755,472	90,077
Write-off	(856,383)
Foreign currency translation adjustments	(3,213)	(1,983)
Ending balance	$ 23,982	$ 128,106